Quarterly Report
January 31, 2021
MFS®  Global Total Return Fund
MWT-Q1

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.0%
Aerospace – 1.8%
Honeywell International, Inc.	70,295	$13,733,534
L3Harris Technologies, Inc.	22,265	3,818,670
Lockheed Martin Corp.	35,594	11,454,861
Northrop Grumman Corp.	9,522	2,729,101
		$31,736,166
Alcoholic Beverages – 1.5%
Diageo PLC	235,738	$9,525,164
Heineken N.V.	84,742	8,827,428
Pernod Ricard S.A.	41,801	7,898,288
		$26,250,880
Apparel Manufacturers – 0.9%
Adidas AG (a)	19,124	$6,080,478
Burberry Group PLC (a)	89,279	2,102,166
Compagnie Financiere Richemont S.A.	76,244	7,094,137
		$15,276,781
Automotive – 1.2%
Aptiv PLC	43,386	$5,796,370
Lear Corp.	23,709	3,574,369
Magna International, Inc.	148,285	10,443,438
NGK Spark Plug Co. Ltd	27,900	520,077
Zhengzhou Yutong Bus Co., Ltd., “A”	373,300	802,768
		$21,137,022
Biotechnology – 0.1%
Gilead Sciences, Inc.	37,002	$2,427,331
Brokerage & Asset Managers – 1.4%
BlackRock, Inc.	7,735	$5,424,246
Cboe Global Markets, Inc.	50,746	4,654,931
Charles Schwab Corp.	174,502	8,993,833
IG Group Holdings PLC	35,404	363,816
NASDAQ, Inc.	33,970	4,595,122
		$24,031,948
Business Services – 3.1%
Accenture PLC, “A”	54,318	$13,140,611
CGI, Inc. (a)	76,722	6,149,759
Compass Group PLC (a)	251,973	4,524,381
Equifax, Inc.	29,226	5,176,217
Experian PLC	101,198	3,544,059
Fidelity National Information Services, Inc.	44,257	5,463,969
Fiserv, Inc. (a)	60,874	6,251,151
Nomura Research Institute Ltd.	118,200	3,946,500
Secom Co. Ltd.	82,200	7,463,192
		$55,659,839
Cable TV – 0.9%
Comcast Corp., “A”	321,716	$15,947,462

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 1.1%
3M Co.	41,316	$7,257,568
Eastman Chemical Co.	24,048	2,365,121
PPG Industries, Inc.	76,538	10,310,434
		$19,933,123
Computer Software – 0.4%
Adobe Systems, Inc. (a)	2,223	$1,019,846
Microsoft Corp.	24,268	5,629,205
		$6,649,051
Computer Software - Systems – 2.1%
Amadeus IT Group S.A. (a)	102,298	$6,475,530
Fujitsu Ltd.	48,000	7,309,411
Hitachi Ltd.	221,800	9,161,221
Hon Hai Precision Industry Co. Ltd.	796,000	3,175,474
Samsung Electronics Co. Ltd.	152,763	11,148,935
		$37,270,571
Construction – 1.2%
D.R. Horton, Inc.	18,591	$1,427,789
Masco Corp.	79,324	4,308,087
Sherwin-Williams Co.	6,683	4,623,299
Stanley Black & Decker, Inc.	26,810	4,651,267
Techtronic Industries Co. Ltd.	147,000	2,204,095
Vulcan Materials Co.	33,053	4,929,524
		$22,144,061
Consumer Products – 1.8%
Colgate-Palmolive Co.	153,106	$11,942,268
Kao Corp.	66,100	4,811,155
Kimberly-Clark Corp.	74,797	9,880,684
Reckitt Benckiser Group PLC	65,973	5,602,552
		$32,236,659
Containers – 0.1%
Amcor PLC	110,092	$1,204,407
Electrical Equipment – 2.4%
Johnson Controls International PLC	155,259	$7,735,003
Legrand S.A.	54,484	5,018,436
Schneider Electric SE	179,441	26,338,148
Yokogawa Electric Corp.	199,000	4,313,299
		$43,404,886
Electronics – 4.0%
Analog Devices, Inc.	32,892	$4,845,978
Hoya Corp.	32,900	4,207,318
Intel Corp.	225,128	12,496,855
Kyocera Corp.	75,500	4,846,420
NXP Semiconductors N.V.	37,753	6,058,224
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	212,956	25,878,413
Texas Instruments, Inc.	78,195	12,956,130
		$71,289,338
Energy - Independent – 0.3%
China Shenhua Energy Co. Ltd.	616,000	$1,139,410
ConocoPhillips	108,935	4,360,668
		$5,500,078

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 0.7%
China Petroleum & Chemical Corp.	14,676,000	$6,987,239
Eni S.p.A.	263,804	2,662,975
LUKOIL PJSC, ADR	17,128	1,213,355
Petroleo Brasileiro S.A., ADR	85,872	863,013
Suncor Energy, Inc.	55,997	936,677
		$12,663,259
Engineering - Construction – 0.1%
Quanta Services, Inc.	20,170	$1,421,380
Food & Beverages – 2.4%
Danone S.A.	129,451	$8,624,691
General Mills, Inc.	162,042	9,414,640
J.M. Smucker Co.	67,537	7,861,982
Nestle S.A.	133,261	14,928,778
PepsiCo, Inc.	14,240	1,944,757
		$42,774,848
Food & Drug Stores – 0.4%
Tesco PLC	2,386,602	$7,814,953
Gaming & Lodging – 0.1%
Tabcorp Holdings Ltd.	648,206	$1,967,073
General Merchandise – 0.2%
BIM Birlesik Magazalar A.S.	166,662	$1,638,776
Wal-Mart de Mexico S.A.B. de C.V.	646,240	1,839,509
		$3,478,285
Health Maintenance Organizations – 0.5%
Cigna Corp.	44,259	$9,606,416
Insurance – 3.7%
Aon PLC	75,718	$15,378,326
Chubb Ltd.	69,931	10,186,849
CNO Financial Group, Inc.	34,345	728,457
Equitable Holdings, Inc.	239,753	5,941,079
Hartford Financial Services Group, Inc.	38,581	1,852,660
Manulife Financial Corp.	480,044	8,675,516
Marsh & McLennan Cos., Inc.	40,556	4,457,510
MetLife, Inc.	62,484	3,008,605
NN Group N.V.	18,307	758,911
Samsung Fire & Marine Insurance Co. Ltd.	10,431	1,570,481
Travelers Cos., Inc.	56,502	7,701,223
Willis Towers Watson PLC	8,866	1,799,266
Zurich Insurance Group AG	7,022	2,795,606
		$64,854,489
Leisure & Toys – 0.1%
Brunswick Corp.	11,357	$981,926
Electronic Arts, Inc.	7,491	1,072,711
		$2,054,637
Machinery & Tools – 1.7%
AGCO Corp.	23,225	$2,575,653
Eaton Corp. PLC	144,106	16,961,276
Ingersoll Rand, Inc. (a)	83,627	3,498,954

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Kubota Corp.	342,400	$7,545,737
		$30,581,620
Major Banks – 4.1%
ABSA Group Ltd.	301,887	$2,265,538
Bank of America Corp.	276,037	8,184,497
BOC Hong Kong Holdings Ltd.	883,500	2,653,571
China Construction Bank Corp.	7,034,000	5,343,755
DBS Group Holdings Ltd.	473,800	8,908,035
Goldman Sachs Group, Inc.	38,065	10,322,086
JPMorgan Chase & Co.	121,163	15,590,043
NatWest Group PLC (a)	1,665,736	3,348,108
UBS Group AG	1,117,714	16,155,563
		$72,771,196
Medical & Health Technology & Services – 0.7%
HCA Healthcare, Inc.	20,550	$3,338,964
McKesson Corp.	29,747	5,189,959
Quest Diagnostics, Inc.	31,578	4,078,299
		$12,607,222
Medical Equipment – 2.2%
Abbott Laboratories	36,382	$4,496,451
Becton, Dickinson and Co.	19,926	5,216,428
Boston Scientific Corp. (a)	175,672	6,225,816
Danaher Corp.	27,635	6,572,708
Medtronic PLC	99,543	11,082,122
Thermo Fisher Scientific, Inc.	10,543	5,373,767
		$38,967,292
Metals & Mining – 0.6%
Fortescue Metals Group Ltd.	163,094	$2,702,138
MMC Norilsk Nickel PJSC, ADR	37,061	1,186,997
POSCO	4,663	1,026,844
Rio Tinto PLC	72,434	5,535,601
		$10,451,580
Natural Gas - Distribution – 0.2%
Italgas S.p.A.	543,331	$3,261,370
Natural Gas - Pipeline – 0.4%
Enterprise Products Partners LP	258,078	$5,220,918
Magellan Midstream Partners LP	20,398	906,895
Plains All American Pipeline LP	110,140	921,872
		$7,049,685
Network & Telecom – 0.1%
QTS Realty Trust, Inc., REIT, “A”	17,267	$1,124,082
Other Banks & Diversified Financials – 1.3%
Citigroup, Inc.	42,820	$2,483,132
KBC Group N.V. (a)	75,324	5,265,885
Sberbank of Russia, ADR	125,342	1,711,643
Truist Financial Corp.	151,519	7,269,882
U.S. Bancorp	140,833	6,034,694
		$22,765,236

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 5.6%
Bayer AG	184,596	$11,181,782
Eli Lilly & Co.	50,506	10,503,733
Johnson & Johnson	129,558	21,134,797
Merck & Co., Inc.	169,988	13,100,975
Novartis AG	105,774	9,562,706
Novo Nordisk A.S., “B”	96,741	6,728,885
Roche Holding AG	74,986	25,856,806
Santen Pharmaceutical Co. Ltd.	119,600	1,976,491
		$100,046,175
Printing & Publishing – 0.7%
RELX PLC	197,036	$4,918,555
Wolters Kluwer N.V.	98,428	8,174,973
		$13,093,528
Railroad & Shipping – 0.9%
Canadian Pacific Railway Ltd.	24,656	$8,284,030
Kansas City Southern Co.	5,691	1,153,395
Union Pacific Corp.	35,681	7,045,927
		$16,483,352
Real Estate – 0.5%
Deutsche Wohnen SE	71,296	$3,536,989
Grand City Properties S.A.	74,350	1,849,466
Lexington Realty Trust, REIT	96,009	984,092
Longfor Properties Co. Ltd.	347,000	1,954,163
Starwood Property Trust, Inc., REIT	60,065	1,126,820
		$9,451,530
Restaurants – 0.2%
Yum China Holdings, Inc.	59,498	$3,374,132
Specialty Chemicals – 0.6%
Akzo Nobel N.V.	62,038	$6,290,195
Linde PLC	9,059	2,223,777
Nitto Denko Corp.	17,000	1,542,321
		$10,056,293
Specialty Stores – 0.3%
Home Depot, Inc.	18,992	$5,143,413
Telecommunications - Wireless – 2.2%
KDDI Corp.	753,100	$22,176,087
Mobile TeleSystems PJSC, ADR	65,300	587,700
T-Mobile USA, Inc. (a)	52,892	6,668,624
Turkcell Iletisim Hizmetleri AS	358,884	781,798
Vodafone Group PLC	5,266,528	9,008,371
		$39,222,580
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	90,402	$1,316,488
TELUS Corp.	160,151	3,305,091
		$4,621,579
Tobacco – 1.2%
British American Tobacco PLC	151,429	$5,513,793
Imperial Brands PLC	123,048	2,478,335
Japan Tobacco, Inc.	310,300	6,166,067

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Tobacco – continued
Philip Morris International, Inc.		87,491	$6,968,658
			$21,126,853
Trucking – 0.1%
United Parcel Service, Inc., “B”		10,505	$1,628,275
Utilities - Electric Power – 1.6%
AltaGas Ltd.		82,644	$1,227,300
CLP Holdings Ltd.		133,500	1,250,349
DTE Energy Co.		8,387	995,705
Duke Energy Corp.		74,431	6,996,514
E.ON SE		387,210	4,102,216
Exelon Corp.		142,599	5,926,414
Iberdrola S.A.		323,658	4,389,364
Transmissora Alianca de Energia Eletrica S.A., IEU		134,481	788,737
Xcel Energy, Inc.		41,888	2,680,413
			$28,357,012
Total Common Stocks			$1,030,918,948
Bonds – 36.6%
Aerospace – 0.2%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025		$476,000	$530,983
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		605,000	678,139
L3Harris Technologies, Inc., 3.85%, 6/15/2023		964,000	1,038,291
Lockheed Martin Corp., 2.8%, 6/15/2050		1,117,000	1,155,034
			$3,402,447
Asset-Backed & Securitized – 0.6%
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS” FLR, 1.576% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)		$1,000,000	$1,000,000
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.63%, 4/15/2053 (i)		1,445,978	161,007
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		620,610	629,885
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		523,774	538,180
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		389,611	399,358
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063		452,210	457,273
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053		2,019,803	2,067,163
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.475% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)		1,146,742	1,147,338
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.226% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		1,648,500	1,647,469
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.26% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)		777,016	777,988
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.977% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		714,500	727,004
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053		876,000	900,962
			$10,453,627
Automotive – 0.6%
Daimler AG, 0.75%, 9/10/2030	EUR	450,000	$568,127
Delphi Automotive PLC, 1.5%, 3/10/2025		1,050,000	1,345,727
Ferrari N.V., 1.5%, 5/27/2025		1,059,000	1,334,612
General Motors Financial Co., Inc., 2.35%, 9/03/2025	GBP	1,000,000	1,418,818
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$978,000	1,290,266
Lear Corp., 3.8%, 9/15/2027		610,000	681,004
Volkswagen International Finance N.V., 0.875%, 9/22/2028	EUR	400,000	501,198
Volkswagen International Finance N.V., 3.5% to 3/20/2030, FLR (EUR Swap Rate - 15yr. + 3.06%) to 3/20/2050, FLR (EUR Swap Rate - 15yr. + 3.81%) to 3/20/2065		1,100,000	1,404,136
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 6/17/2070		1,200,000	1,527,617
			$10,071,505

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.2%
Discovery, Inc., 4.125%, 5/15/2029		$718,000	$829,305
Prosus N.V., 1.539%, 8/03/2028	EUR	600,000	752,233
Prosus N.V., 3.68%, 1/21/2030 (n)		$387,000	417,746
Walt Disney Co., 3.5%, 5/13/2040		658,000	739,633
			$2,738,917
Brokerage & Asset Managers – 0.3%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$549,000	$569,131
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR (EUR Swap Rate - 5yr. + 1.659%) to 4/11/2048	EUR	800,000	1,079,331
Intercontinental Exchange, Inc., 3%, 9/15/2060		$1,090,000	1,098,062
Low Income Investment Fund, 3.386%, 7/01/2026		285,000	302,214
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	816,374
Raymond James Financial, 4.65%, 4/01/2030		1,017,000	1,237,287
			$5,102,399
Building – 0.3%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$1,033,000	$1,274,822
Holcim Finance (Luxembourg) S.A., 0.5%, 4/23/2031	EUR	575,000	698,210
Masco Corp., 2%, 10/01/2030		$2,249,000	2,265,141
Vulcan Materials Co., 3.5%, 6/01/2030		908,000	1,034,016
			$5,272,189
Business Services – 0.5%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	1,455,000	$1,782,112
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$265,000	291,009
Fidelity National Information Services, Inc., 3%, 8/15/2026		902,000	996,417
Fiserv, Inc., 4.4%, 7/01/2049		281,000	352,355
Mastercard, Inc., 3.85%, 3/26/2050		542,000	673,884
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		1,430,000	1,595,050
Verisk Analytics, Inc., 4%, 6/15/2025		747,000	841,214
Visa, Inc., 4.15%, 12/14/2035		889,000	1,129,300
Visa, Inc., 3.65%, 9/15/2047		583,000	698,904
			$8,360,245
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$643,000	$864,079
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		486,000	551,531
Comcast Corp., 3.75%, 4/01/2040		928,000	1,074,948
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		495,000	520,953
Eutelsat S.A., 2.25%, 7/13/2027	EUR	1,000,000	1,336,672
Eutelsat S.A., 1.5%, 10/13/2028		600,000	753,060
SES S.A., 1.625%, 3/22/2026		550,000	712,915
SES S.A., 2%, 7/02/2028		484,000	641,539
			$6,455,697
Chemicals – 0.1%
LYB International Finance III, LLC, 4.2%, 5/01/2050		$726,000	$821,663
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		600,000	657,000
Sherwin-Williams Co., 3.8%, 8/15/2049		450,000	521,008
			$1,999,671
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$1,262,000	$1,472,638
Microsoft Corp., 4.1%, 2/06/2037		1,212,000	1,527,510
Microsoft Corp., 2.525%, 6/01/2050		788,000	792,212
Microsoft Corp., 3.95%, 8/08/2056		412,000	535,466
Microsoft Corp., 2.675%, 6/01/2060		87,000	87,994
			$4,415,820

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.2%
Apple, Inc., 2.7%, 5/13/2022		$498,000	$514,357
Apple, Inc., 4.5%, 2/23/2036		1,781,000	2,332,717
Capgemini SE, 2%, 4/15/2029	EUR	500,000	686,481
Capgemini SE, 1.125%, 6/23/2030		400,000	513,985
			$4,047,540
Conglomerates – 0.2%
Carrier Global Corp., 3.577%, 4/05/2050		$590,000	$629,190
General Electric Co., 0.875%, 5/17/2025	EUR	375,000	467,191
Roper Technologies, Inc., 4.2%, 9/15/2028		$652,000	764,605
Roper Technologies, Inc., 2.95%, 9/15/2029		412,000	448,512
Roper Technologies, Inc., 2%, 6/30/2030		1,088,000	1,094,005
			$3,403,503
Consumer Products – 0.2%
LVMH Moet Hennessy Louis Vuitton SE, 0.375%, 2/11/2031	EUR	400,000	$496,908
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$731,000	784,916
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		1,016,000	1,128,010
Reckitt Benckiser Treasury Services PLC, 1.75%, 5/19/2032	GBP	456,000	664,712
			$3,074,546
Consumer Services – 0.1%
Booking Holdings, Inc., 4.5%, 4/13/2027		$647,000	$766,272
G4S International Finance PLC, 1.875%, 5/24/2025	EUR	1,050,000	1,277,913
			$2,044,185
Containers – 0.1%
DS Smith PLC, 0.875%, 9/12/2026	EUR	650,000	$807,086
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$647,000	$698,743
Electronics – 0.4%
ASML Holding N.V., 0.625%, 5/07/2029	EUR	212,000	$267,795
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$1,481,000	1,653,244
Broadcom, Inc., 3.15%, 11/15/2025		1,100,000	1,193,785
Broadcom, Inc., 4.15%, 11/15/2030		505,000	571,308
Infineon Technologies AG, 1.625%, 6/24/2029	EUR	1,000,000	1,319,621
Intel Corp., 3.7%, 7/29/2025		$1,875,000	2,106,617
			$7,112,370
Emerging Market Quasi-Sovereign – 2.6%
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	900,000	$1,125,607
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		$1,700,000	1,706,239
China Development Bank, 3.45%, 9/20/2029	CNY	214,020,000	32,569,803
Export-Import Bank of India, 3.375%, 8/05/2026		$1,200,000	1,299,540
Export-Import Bank of India, 3.875%, 2/01/2028		1,000,000	1,093,010
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		763,000	804,965
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		1,050,000	1,153,950
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		3,240,000	4,105,882
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		1,939,000	2,181,666
			$46,040,662
Emerging Market Sovereign – 2.9%
Government of Malaysia, 4.065%, 6/15/2050	MYR	5,619,000	$1,417,559
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$2,450,000	2,946,150
People's Republic of China, 3.81%, 9/14/2050	CNY	20,090,000	3,145,422
Republic of Croatia, 1.125%, 6/19/2029	EUR	1,563,000	1,984,554
Republic of Croatia, 1.5%, 6/17/2031		3,935,000	5,163,333

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of India, 5.77%, 8/03/2030	INR	250,400,000	$3,375,046
Republic of Indonesia, 7%, 9/15/2030	IDR	54,430,000,000	4,066,499
Republic of Korea, 1.875%, 6/10/2029	KRW	3,105,000,000	2,814,528
Republic of Panama, 2.252%, 9/29/2032		$2,118,000	2,136,003
State of Qatar, 4%, 3/14/2029 (n)		878,000	1,030,553
State of Qatar, 4.4%, 4/16/2050		299,000	382,406
United Mexican States, 5.75%, 3/05/2026	MXN	78,500,000	4,021,081
United Mexican States, 7.5%, 6/03/2027		296,000,000	16,509,520
United Mexican States, 2.659%, 5/24/2031		$719,000	715,074
United Mexican States, 3.771%, 5/24/2061		1,036,000	998,196
			$50,705,924
Energy - Independent – 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$3,609,000	$3,955,175
Energy - Integrated – 0.3%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	382,000	$458,514
Chevron USA, Inc., 4.2%, 10/15/2049		$1,196,000	1,472,765
Eni S.p.A., 4.25%, 5/09/2029 (n)		607,000	708,083
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 1/13/2069	EUR	240,000	303,623
Exxon Mobil Corp., 1.408%, 6/26/2039		900,000	1,136,931
Galp Energia SGPS S.A., 2%, 1/15/2026		600,000	761,508
OMV AG, 0.75%, 6/16/2030		371,000	472,106
OMV AG, 2.5% to 9/01/2026, FLR (EUR Swap Rate - 5yr. + 2.82%) to 9/01/2030, FLR (EUR Swap Rate - 5yr. + 3.82%) to 9/01/2059		400,000	502,748
			$5,816,278
Financial Institutions – 0.7%
Air Lease Corp., 3.125%, 12/01/2030		$1,075,000	$1,100,139
Atrium Finance Issuer B.V., 2.625%, 9/05/2027	EUR	425,000	506,305
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		$509,000	551,225
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		537,000	581,853
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		665,000	649,731
CTP B.V., 2.125%, 10/01/2025	EUR	1,447,000	1,863,154
EXOR N.V., 2.25%, 4/29/2030		1,375,000	1,881,325
EXOR N.V., 0.875%, 1/19/2031		600,000	733,006
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,716,000	1,896,940
Grand City Properties S.A., 2.5% to 10/24/2023, FLR (EUR Swap Rate - 5yr. + 2.432%) to 10/24/2028, FLR (EUR Swap Rate - 5yr. + 2.682%) to 10/24/2043, FLR (EUR Swap Rate - 5yr. + 3.432%) to 10/24/2069	EUR	600,000	744,651
Grand City Properties S.A., 1.5%, 12/09/2069		600,000	710,419
Logicor Financing S.à r.l., 0.875%, 1/14/2031		375,000	447,826
SBB Treasury Oyj, 0.75%, 12/14/2028		690,000	815,545
			$12,482,119
Food & Beverages – 0.3%
Anheuser-Busch InBev S.A./N.V., 1.65%, 3/28/2031	EUR	530,000	$717,586
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$446,000	530,111
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		512,000	697,541
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	841,575
Constellation Brands, Inc., 4.4%, 11/15/2025		1,053,000	1,219,082
Constellation Brands, Inc., 3.15%, 8/01/2029		1,006,000	1,105,049
Diageo Finance PLC, 1.875%, 3/27/2027	EUR	300,000	404,202
			$5,515,146
Forest & Paper Products – 0.0%
Mondi Finance Europe GmbH, 2.375%, 4/01/2028	EUR	400,000	$554,033

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.0%
Las Vegas Sands Corp., 3.9%, 8/08/2029		$343,000	$359,155
Industrial – 0.3%
CPI Property Group S.A., 2.75%, 5/12/2026	EUR	920,000	$1,220,063
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	450,000	634,545
CPI Property Group S.A., 1.5%, 1/27/2031	EUR	1,175,000	1,404,338
Grainger PLC, 3%, 7/03/2030	GBP	297,000	441,624
Investor AB, 0.375%, 10/29/2035	EUR	275,000	330,509
Investor AB, 1.5%, 6/20/2039		320,000	455,889
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,588,000	1,544,615
			$6,031,583
Insurance – 0.5%
Aflac, Inc., 3.6%, 4/01/2030		$1,004,000	$1,154,460
Argentum Zurich Insurance, 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046	EUR	700,000	975,270
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		700,000	944,541
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	927,000	1,437,009
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050	EUR	500,000	636,335
Credit Agricole Assurances S.A., 2%, 7/17/2030		400,000	510,874
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 10/24/2069		600,000	775,633
Munich Re Group, 1.25% to 5/26/2031, FLR (EURIBOR - 3mo. + 2.55%) to 5/26/2041		300,000	371,574
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		934,000	1,198,545
			$8,004,241
Insurance - Property & Casualty – 0.4%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$559,000	$585,411
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	325,000	376,384
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		$420,000	542,332
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030		861,000	958,274
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		728,000	827,345
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		1,075,000	1,114,192
Progressive Corp., 4.125%, 4/15/2047		823,000	1,047,828
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	300,000	415,493
QBE Insurance Group Ltd., 6.115% to 5/24/2022, FLR (GBP Swap Rate-5yr. + 5%) to 5/24/2042		100,000	144,593
Willis North America, Inc., 3.875%, 9/15/2049		$943,000	1,107,321
			$7,119,173
International Market Quasi-Sovereign – 0.7%
Bank of Iceland, 0.5%, 11/20/2023	EUR	525,000	$639,707
BNG Bank N.V. (Kingdom of the Netherlands), 0.875%, 10/24/2036		3,875,000	5,277,623
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.875%, 6/23/2039		354,000	459,832
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 1.375%, 4/16/2040		195,000	273,663
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050		350,000	411,350
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 1/22/2070	GBP	800,000	1,263,278
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070	EUR	1,400,000	1,749,939
Islandsbanki (Republic of Iceland), 1.125% to 1/19/2023, FLR (EUR Swap Rate - 1yr. + 0.75%) to 1/19/2024		650,000	799,915
La Banque Postale (Republic of France), 0.5% to 6/17/2025, FLR (EURIBOR - 3mo. + 0.88%) to 6/17/2026		500,000	615,233
La Banque Postale S.A., 0.875% to 1/26/2026, FLR (EUR Swap Rate - 5yr. + 1.38%) to 1/26/2031		600,000	733,878
Ontario Teachers' Finance Trust, 0.5%, 5/06/2025		580,000	727,363
			$12,951,781
International Market Sovereign – 8.6%
Commonwealth of Australia, 1.75%, 6/21/2051	AUD	5,851,000	$4,083,869
Federal Republic of Germany, 1.25%, 8/15/2048	EUR	2,619,000	4,381,778
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	432,630
Government of Japan, 1.7%, 3/20/2032	JPY	1,018,700,000	11,433,715
Government of Japan, 2.4%, 3/20/2037		42,800,000	541,496

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Japan, 2.3%, 3/20/2040	JPY	1,134,350,000	$14,502,721
Government of Japan, 1.8%, 9/20/2043		1,010,000,000	12,257,501
Government of Japan, 0.6%, 9/20/2050		261,000,000	2,451,524
Kingdom of Belgium, 1.45%, 6/22/2037	EUR	1,162,000	1,730,462
Kingdom of Spain, 1.25%, 10/31/2030 (n)		2,753,000	3,712,111
Kingdom of Spain, 1.85%, 7/30/2035		3,228,000	4,696,279
Kingdom of Spain, 1.2%, 10/31/2040 (n)		1,410,000	1,868,750
Kingdom of Sweden, 0.125%, 5/12/2031 (n)	SEK	14,745,000	1,765,750
Republic of France, 1.5%, 5/25/2050	EUR	4,215,337	6,660,277
Republic of France, 0.75%, 5/25/2052 (n)		1,983,590	2,613,915
Republic of Iceland, 0.625%, 6/03/2026		300,000	376,535
Republic of Iceland, 5%, 11/15/2028	ISK	748,597,000	6,543,495
Republic of Iceland, 6.5%, 1/24/2031		168,000,000	1,648,198
Republic of Italy, 1.65%, 3/01/2032	EUR	12,000,000	16,003,258
Republic of Italy, 1.45%, 3/01/2036		8,993,000	11,590,086
Republic of New Zealand, 2.75%, 4/15/2037	NZD	966,000	800,681
Republic of Portugal, 0.9%, 10/12/2035 (n)	EUR	5,750,000	7,469,159
United Kingdom Treasury, 0.875%, 10/22/2029	GBP	4,050,000	5,839,537
United Kingdom Treasury, 1.75%, 9/07/2037		14,950,000	23,785,845
United Kingdom Treasury, 1.75%, 1/22/2049		2,846,000	4,738,038
			$151,927,610
Leisure & Toys – 0.0%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	400,000	$486,404
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	710,000	$747,689
Province of British Columbia, 2.2%, 6/18/2030		1,243,000	1,044,810
Province of British Columbia, 2.95%, 6/18/2050		600,000	543,639
Province of Ontario, 4.7%, 6/02/2037		636,000	688,616
			$3,024,754
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$1,156,000	$1,201,031
John Deere Capital Corp., 2.8%, 7/18/2029		628,000	691,738
			$1,892,769
Major Banks – 1.8%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$1,034,000	$1,030,206
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026		1,469,000	1,611,637
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028		1,125,000	1,260,053
Bankinter S.A., 0.875%, 7/08/2026	EUR	400,000	497,617
CaixaBank S.A., 0.375% to 11/18/2025, FLR (EURIBOR - 3mo. + 0.85%) to 11/18/2026		400,000	485,504
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028		900,000	1,139,885
Credit Agricole S.A., 1% to 4/22/2025, FLR (EURIBOR - 3mo. + 1.25%) to 4/22/2026		500,000	628,240
Credit Agricole S.A., 1.625% to 6/05/2025, FLR (EUR Swap Rate - 5yr. + 1.9%) to 6/05/2030		600,000	757,746
Credit Agricole S.A., 4% to 6/23/2028, FLR (EUR Swap Rate - 5yr. + 4.37%) to 12/23/2067		1,100,000	1,441,884
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025		750,000	944,514
Credit Suisse Group AG, 3.869% to 1/12/2028, FLR (LIBOR - 3mo. + 1.41%) to 1/12/2029 (n)		$1,500,000	1,679,997
Erste Group Bank AG, 0.875%, 5/13/2027	EUR	500,000	638,827
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030		800,000	979,785
Erste Group Bank AG, 1.625% to 9/08/2026, FLR (EUR ICE Swap Rate - 5yr. + 2.1%) to 9/08/2031		600,000	759,132
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		$1,029,000	1,067,824
HSBC Holdings PLC, 4.375%, 11/23/2026		2,161,000	2,478,800
HSBC Holdings PLC, 6%, 5/22/2067		700,000	758,394
HSBC Holdings PLC, 6.5% to 3/23/2028, FLR (ICE Swap Rate - 5yr.+ 3.606%) to 3/23/2068		675,000	761,771
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,596,000	1,758,762
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		1,519,000	1,546,878
Morgan Stanley, 5.5%, 7/28/2021		400,000	410,159

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 3.125%, 1/23/2023		$1,757,000	$1,851,416
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031		522,000	593,637
Nationwide Building Society, 1.5% to 3/08/2025, FLR (EURIBOR - 3mo. + 0.93%) to 3/08/2026	EUR	850,000	1,088,251
Svenska Handelsbanken AB, 0.5%, 2/18/2030		850,000	1,050,910
Svenska Handelsbanken AB, 5.25% to 3/01/2021, FLR (Swap Rate - 5yr. + 3.335%) to 3/01/2056		$1,091,000	1,093,232
UBS Group Funding (Switzerland) AG, 2.859%, 8/15/2023 (n)		600,000	621,812
UniCredit S.p.A., 1.25% to 6/16/2025, FLR (EURIBOR - 3mo. + 1.6%) to 6/16/2026	EUR	668,000	837,957
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027		996,000	1,273,729
Wells Fargo & Co., 3.9%, 5/01/2045		$811,000	963,339
			$32,011,898
Medical & Health Technology & Services – 0.5%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$231,000	$265,946
BayCare Health System, Inc., 3.831%, 11/15/2050		1,178,000	1,442,149
Cigna Corp., 4.125%, 11/15/2025		944,000	1,081,709
HCA, Inc., 5.125%, 6/15/2039		399,000	496,144
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025		1,075,000	1,184,594
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		567,000	720,905
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	701,438
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,300,000	1,262,790
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		590,000	860,684
			$8,016,359
Medical Equipment – 0.0%
Boston Scientific Corp., 0.625%, 12/01/2027	EUR	300,000	$368,018
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028		250,000	306,882
			$674,900
Metals & Mining – 0.1%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$600,000	$755,952
Glencore Capital Finance DAC, 1.125%, 3/10/2028	EUR	750,000	946,878
			$1,702,830
Midstream – 0.3%
Enterprise Products Partners LP, 3.125%, 7/31/2029		$872,000	$953,630
MPLX LP, 4.5%, 4/15/2038		693,000	774,657
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		772,000	802,783
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		1,216,000	1,378,941
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)		689,000	801,747
			$4,711,758
Mortgage-Backed – 4.0%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		$5,834,613	$6,531,082
Fannie Mae, 5.5%, 1/01/2037		20,711	24,205
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		203,588	240,860
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		1,514,794	1,759,361
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		2,754,608	3,024,306
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		2,400,970	2,648,793
Fannie Mae, 2.5%, 3/01/2050 - 12/01/2050		1,442,333	1,531,867
Fannie Mae, 3%, 7/01/2050 - 9/01/2050		1,878,038	1,976,335
Fannie Mae, TBA, 2.5%, 2/15/2035 - 4/14/2051		2,570,000	2,700,877
Fannie Mae, TBA, 1.5%, 2/18/2036 - 3/11/2051		950,000	970,284
Fannie Mae, TBA, 2%, 2/18/2036 - 3/11/2051		6,100,000	6,307,669
Fannie Mae, TBA, 3%, 2/18/2036 - 3/11/2051		3,675,000	3,871,991
Fannie Mae, TBA, 4%, 2/25/2051 - 3/11/2051		500,000	536,406
Freddie Mac, 1.368%, 3/25/2027 (i)		1,523,000	119,198
Freddie Mac, 3.224%, 3/25/2027		4,500,000	5,106,923
Freddie Mac, 3.194%, 7/25/2027		3,914,000	4,457,423
Freddie Mac, 3.286%, 11/25/2027		2,576,000	2,955,676

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.9%, 4/25/2028		$3,240,000	$3,856,971
Freddie Mac, 3.926%, 7/25/2028		535,000	640,306
Freddie Mac, 1.799%, 4/25/2030 (i)		3,170,226	480,207
Freddie Mac, 1.868%, 4/25/2030 (i)		2,614,093	408,332
Freddie Mac, 1.662%, 5/25/2030 (i)		3,298,344	467,178
Freddie Mac, 1.796%, 5/25/2030 (i)		7,375,798	1,120,610
Freddie Mac, 1.342%, 6/25/2030 (i)		3,056,884	352,588
Freddie Mac, 1.6%, 8/25/2030 (i)		2,713,457	378,153
Freddie Mac, 1.17%, 9/25/2030 (i)		1,752,322	180,730
Freddie Mac, 1.081%, 11/25/2030 (i)		3,594,105	348,933
Freddie Mac, 5.5%, 7/01/2037		40,528	47,530
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		1,703,632	1,907,850
Freddie Mac, 5%, 7/01/2041		756,779	874,819
Freddie Mac, 3.5%, 1/01/2047		1,355,373	1,456,205
Freddie Mac, 3%, 5/01/2050 - 6/01/2050		453,938	493,463
Ginnie Mae, 5%, 5/15/2040		303,895	345,938
Ginnie Mae, 3.5%, 6/20/2043		862,598	940,143
Ginnie Mae, 3%, 8/20/2050 - 9/20/2050		3,523,745	3,705,731
Ginnie Mae, 2.5%, 11/20/2050 - 12/20/2050		1,319,100	1,388,405
Ginnie Mae, TBA, 3%, 2/15/2051		550,000	576,501
Ginnie Mae, TBA, 4%, 2/15/2051		1,650,000	1,764,179
Ginnie Mae, TBA, 2%, 2/20/2051		950,000	985,699
Ginnie Mae, TBA, 2.5%, 2/20/2051		1,250,000	1,315,222
Ginnie Mae, TBA, 3.5%, 2/20/2051		2,512,101	2,661,257
			$71,460,206
Municipals – 0.5%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$100,000	$102,865
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		945,000	1,067,113
Missouri Health & Educational Facilities Authority, Taxable Education Facilities Rev. (Washington University of St. Louis), “A”, 3.229%, 5/15/2050		1,715,000	1,974,034
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029		801,000	1,051,088
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		992,000	1,167,802
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022		425,000	428,366
State of Florida, “A”, 2.154%, 7/01/2030		2,651,000	2,770,905
			$8,562,173
Natural Gas - Distribution – 0.2%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$857,000	$953,924
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		710,000	762,363
National Grid PLC, 1.125%, 1/14/2033	GBP	700,000	944,524
NiSource, Inc., 3.6%, 5/01/2030		$758,000	858,907
			$3,519,718
Natural Gas - Pipeline – 0.0%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$635,000	$789,241
Network & Telecom – 0.1%
AT&T, Inc., 3.5%, 9/15/2053 (n)		$1,442,000	$1,385,084
Oil Services – 0.0%
Halliburton Co., 5%, 11/15/2045		$516,000	$592,967
Oils – 0.1%
Neste Oyj, 1.5%, 6/07/2024	EUR	800,000	$1,005,654
Phillips 66, 4.875%, 11/15/2044		$568,000	697,906
Valero Energy Corp., 4.9%, 3/15/2045		360,000	415,957
			$2,119,517

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 0.9%
AIB Group PLC, 1.25%, 5/28/2024	EUR	825,000	$1,036,338
Belfius Bank S.A., 0.375%, 2/13/2026		1,200,000	1,469,343
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	800,000	1,149,198
Deutsche Bank AG, 1% to 11/19/2024, FLR (EURIBOR - 3mo. + 1.6%) to 11/19/2025	EUR	300,000	369,078
Deutsche Bank AG, 1.375% to 9/03/2025, FLR (EURIBOR - 3mo. + 1.85%) to 9/03/2026		900,000	1,122,217
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$950,000	1,065,399
Groupe BPCE S.A., 1.375%, 12/23/2026	GBP	800,000	1,130,543
ING Groep N.V., 2.125% to 5/26/2026, FLR (EUR Swap Rate - 5yr. + 2.4%) to 5/26/2031	EUR	500,000	646,260
Intesa Sanpaolo S.p.A., 2.125%, 5/26/2025		699,000	913,700
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030	GBP	550,000	794,103
Macquarie Group Ltd., 0.35%, 3/03/2028	EUR	700,000	851,347
Rabobank Nederland N.V., 4.625% to 12/29/2025, FLR (EUR Swap Rate - 5yr. + 4.098%) to 9/11/2068		600,000	794,572
Rabobank Nederland N.V., 3.25% to 12/29/2026, FLR (EUR Swap Rate - 5yr. + 3.7%) to 9/09/2069		400,000	490,881
UBS AG, 5.125%, 5/15/2024		$1,530,000	1,691,599
Virgin Money UK PLC, 2.875% to 6/24/2024, FLR (EUR Swap Rate - 1yr. + 3.25%) to 6/24/2025	EUR	376,000	486,365
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	950,000	1,405,800
			$15,416,743
Printing & Publishing – 0.2%
Informa PLC, 3.125%, 7/05/2026	GBP	975,000	$1,419,088
Informa PLC, 1.25%, 4/22/2028	EUR	700,000	859,577
Wolters Kluwer N.V., 0.75%, 7/03/2030		489,000	616,612
			$2,895,277
Real Estate - Apartment – 0.1%
Camden Property Trust, 2.8%, 5/15/2030		$285,000	$309,402
Mid-America Apartment Communities, 1.7%, 2/15/2031		956,000	939,575
			$1,248,977
Real Estate - Office – 0.1%
Alexandria Real Estate Equities, Inc., REIT, 1.875%, 2/01/2033		$723,000	$704,503
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		903,000	957,202
Corporate Office Property LP, 2.25%, 3/15/2026		675,000	700,692
			$2,362,397
Real Estate - Other – 0.1%
Lexington Realty Trust Co., 2.7%, 9/15/2030		$881,000	$904,949
W.P. Carey, Inc., 2.4%, 2/01/2031		1,296,000	1,324,175
			$2,229,124
Real Estate - Retail – 0.5%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$1,174,000	$1,327,134
Realty Income Corp., REIT, 3.25%, 1/15/2031		980,000	1,089,894
Regency Centers Corp., 3.7%, 6/15/2030		1,438,000	1,609,272
Spirit Realty, LP, 3.2%, 1/15/2027		531,000	566,320
STORE Capital Corp., 2.75%, 11/18/2030		1,519,000	1,539,082
Unibail-Rodamco-Westfield SE, REIT, 1.375%, 12/04/2031	EUR	400,000	493,428
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028		$369,000	405,607
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		1,052,000	1,119,456
			$8,150,193
Retailers – 0.1%
Best Buy Co., Inc., 1.95%, 10/01/2030		$1,357,000	$1,341,511
Home Depot, Inc., 4.875%, 2/15/2044		496,000	671,580
			$2,013,091

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.1%
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	600,000	$848,456
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	725,000	621,717
Tesco Corp. Treasury Services PLC, 0.375%, 7/27/2029	EUR	225,000	271,432
			$1,741,605
Supranational – 0.5%
Corporacion Andina de Fomento, 1.625%, 6/03/2025	EUR	1,100,000	$1,418,881
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$1,020,000	1,036,005
European Financial Stability Facility, 0.05%, 1/18/2052	EUR	1,480,000	1,731,396
European Union, 0.3%, 11/04/2050		1,808,000	2,276,202
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	440,000	391,514
West African Development Bank, 4.7%, 10/22/2031		$1,759,000	1,921,039
West African Development Bank, 2.75%, 1/22/2033	EUR	628,000	781,543
			$9,556,580
Telecommunications - Wireless – 0.3%
American Tower Corp., REIT, 3.5%, 1/31/2023		$412,000	$435,930
American Tower Corp., REIT, 4%, 6/01/2025		1,100,000	1,231,737
American Tower Corp., REIT, 0.5%, 1/15/2028	EUR	800,000	972,904
Crown Castle International Corp., 1.35%, 7/15/2025		$501,000	508,862
Crown Castle International Corp., 3.7%, 6/15/2026		425,000	476,565
Rogers Communications, Inc., 3.7%, 11/15/2049		484,000	544,371
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)		1,467,000	1,608,119
			$5,778,488
Telephone Services – 0.0%
Iliad S.A., 2.375%, 6/17/2026	EUR	400,000	$505,876
Tobacco – 0.0%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	416,000	$587,876
Transportation - Services – 0.3%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	500,000	$747,847
Abertis Infraestructuras S.A., 1.875%, 3/26/2032	EUR	1,100,000	1,426,335
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$537,000	824,138
Transurban Finance Co., 1.75%, 3/29/2028	EUR	584,000	780,673
Vinci S.A., 3.75%, 4/10/2029 (n)		$1,334,000	1,533,478
			$5,312,471
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$75,650	$81,942
Small Business Administration, 2.22%, 3/01/2033		510,237	525,635
			$607,577
U.S. Treasury Obligations – 2.3%
U.S. Treasury Bonds, 2.25%, 8/15/2049		$639,900	$699,616
U.S. Treasury Bonds, 2.375%, 11/15/2049		6,334,000	7,110,162
U.S. Treasury Notes, 2.375%, 5/15/2029 (f)		14,722,700	16,421,562
U.S. Treasury Notes, 1.125%, 8/15/2040		18,388,000	16,733,080
			$40,964,420
Utilities - Electric Power – 1.0%
American Electric Power Co., Inc., 2.3%, 3/01/2030		$1,460,000	$1,496,386
AusNet Services Holdings Pty Ltd., 0.625%, 8/25/2030	EUR	525,000	658,778
Duke Energy Corp., 3.75%, 9/01/2046		$910,000	1,003,199
Enel Americas S.A., 4%, 10/25/2026		3,133,000	3,493,326
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		875,000	984,711
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		456,000	589,158

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	875,000	$1,109,767
Evergy, Inc., 2.9%, 9/15/2029		$1,246,000	1,344,063
FirstEnergy Corp., 2.65%, 3/01/2030		1,084,000	1,073,160
Georgia Power Co., 3.7%, 1/30/2050		633,000	712,372
PPL Capital Funding, Inc., 5%, 3/15/2044		301,000	375,800
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		144,000	144,517
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050		478,000	512,790
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,800,000	2,037,028
Virginia Electric & Power Co., 2.875%, 7/15/2029		454,000	498,602
WEC Energy Group, Inc., 1.8%, 10/15/2030		2,068,000	2,046,122
			$18,079,779
Total Bonds			$649,324,422
Preferred Stocks – 0.5%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.		35,671	$2,323,792
Consumer Products – 0.4%
Henkel AG & Co. KGaA		69,778	$7,247,440
Total Preferred Stocks			$9,571,232
Convertible Preferred Stocks – 0.2%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5%		5,126	$560,067
Danaher Corp., 4.75%		499	808,530
			$1,368,597
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%		51,282	$2,036,921
Total Convertible Preferred Stocks			$3,405,518
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	159,946	$52,073

Investment Companies (h) – 5.2%
Money Market Funds – 5.2%
MFS Institutional Money Market Portfolio, 0.09% (v)	92,786,182	$92,786,182
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Other – 0.1%
U.S. Treasury 10 yr - Interest Rate Swap - Fund pays 1.75%, Fund receives FLR (3-month LIBOR) – September 2022	Put	Merrill Lynch International	$ 73,800,000	$ 73,800,000	$1,398,395
Other Assets, Less Liabilities – (0.6)%	(10,488,441)
Net Assets – 100.0%	$1,776,968,329
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $92,786,182 and $1,694,670,588, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $59,944,440, representing 3.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.977% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/2020	$714,500	$727,004
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 1/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CNH	146,122,000	USD	22,517,722	HSBC Bank	4/16/2021	$26,041
COP	2,567,260,000	USD	685,883	Citibank N.A.	3/10/2021	32,503
CZK	15,423,000	USD	713,255	Morgan Stanley Capital Services, Inc.	4/16/2021	6,063
EUR	231,000	USD	280,607	Barclays Bank PLC	4/16/2021	190
EUR	1,961,241	USD	2,383,345	Citibank N.A.	4/16/2021	688
EUR	1,173,705	USD	1,422,967	Credit Suisse Group	4/16/2021	3,757
EUR	1,179,136	USD	1,432,851	JPMorgan Chase Bank N.A.	4/16/2021	475
EUR	1,588,430	USD	1,929,039	UBS AG	4/16/2021	1,815
GBP	813,951	USD	1,105,054	Merrill Lynch International	4/16/2021	10,640
IDR	506,269,500	USD	35,923	JPMorgan Chase Bank N.A.	2/16/2021	119
KRW	8,085,968,000	USD	7,125,896	Barclays Bank PLC	2/04/2021	102,773
KRW	1,628,956,500	USD	1,435,789	JPMorgan Chase Bank N.A.	2/04/2021	20,461
RUB	100,875,000	USD	1,308,026	Goldman Sachs International	3/24/2021	17,606
SGD	1,900,000	USD	1,427,388	Citibank N.A.	4/16/2021	2,871
TOF	68,874,750	USD	2,295,289	JPMorgan Chase Bank N.A.	3/19/2021	5,002
USD	706,342	AUD	922,000	JPMorgan Chase Bank N.A.	4/16/2021	1,405
USD	7,846,939	CAD	9,992,488	UBS AG	4/16/2021	31,470
USD	3,679,776	EUR	3,018,309	Citibank N.A.	4/16/2021	10,802
USD	452,283	EUR	370,879	Goldman Sachs International	4/16/2021	1,453
USD	4,493,199	EUR	3,686,413	UBS AG	4/16/2021	12,092
USD	3,409,601	KRW	3,800,000,000	Citibank N.A.	2/04/2021	12,488
USD	11,828,747	MXN	236,612,801	Citibank N.A.	4/16/2021	377,125
USD	7,058,846	MXN	140,959,363	Goldman Sachs International	4/16/2021	236,673
USD	11,307,626	NZD	15,728,673	Goldman Sachs International	4/16/2021	4,934
USD	5,812,199	SEK	48,330,251	JPMorgan Chase Bank N.A.	4/16/2021	23,760
						$943,206
Liability Derivatives
AUD	1,019,000	USD	786,261	JPMorgan Chase Bank N.A.	4/16/2021	$(7,161)
AUD	7,635,296	USD	5,910,168	UBS AG	4/16/2021	(72,424)
CAD	9,489,000	USD	7,506,223	Goldman Sachs International	4/16/2021	(84,550)
CAD	895,000	USD	709,363	Merrill Lynch International	4/16/2021	(9,353)
CAD	13,550,811	USD	10,630,403	Morgan Stanley Capital Services, Inc.	4/16/2021	(31,847)
CAD	16,303,059	USD	12,885,481	UBS AG	4/16/2021	(134,297)
CHF	3,300,000	USD	3,718,469	UBS AG	4/16/2021	(5,638)
CLP	270,046,000	USD	368,513	JPMorgan Chase Bank N.A.	4/26/2021	(737)
DKK	8,708,598	USD	1,427,325	Morgan Stanley Capital Services, Inc.	4/16/2021	(4,353)
EUR	10,825,062	USD	13,262,641	Citibank N.A.	4/16/2021	(103,986)
EUR	2,456,000	USD	2,986,321	JPMorgan Chase Bank N.A.	4/16/2021	(873)
EUR	651,425	USD	796,577	Merrill Lynch International	4/16/2021	(4,722)
EUR	430,666	USD	529,658	UBS AG	4/16/2021	(6,152)
GBP	3,100,000	USD	4,248,646	Credit Suisse Group	2/09/2021	(1,057)
ILS	3,400,000	USD	1,089,915	Citibank N.A.	4/16/2021	(52,893)
JPY	6,710,383,029	USD	64,630,493	Citibank N.A.	4/16/2021	(516,735)
JPY	146,629,000	USD	1,417,340	Merrill Lynch International	4/16/2021	(16,387)
JPY	213,974,579	USD	2,075,231	UBS AG	4/16/2021	(30,830)
NOK	158,939,856	USD	18,704,198	Goldman Sachs International	4/16/2021	(152,120)
NZD	1,073,588	USD	779,012	UBS AG	4/16/2021	(7,526)
PLN	4,994,804	USD	1,344,048	Morgan Stanley Capital Services, Inc.	4/16/2021	(1,962)
USD	1,753,000	CNH	11,437,000	Goldman Sachs International	4/16/2021	(11,505)
USD	627,654	EUR	516,464	Citibank N.A.	4/16/2021	(145)
USD	901,476	EUR	742,147	Goldman Sachs International	4/16/2021	(657)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	4,037,518	EUR	3,323,504	JPMorgan Chase Bank N.A.	4/16/2021	$(2,445)
USD	366,765	EUR	303,000	Merrill Lynch International	4/16/2021	(1,553)
USD	4,279,572	EUR	3,529,000	NatWest Markets PLC	4/16/2021	(10,186)
USD	880,699	GBP	649,276	JPMorgan Chase Bank N.A.	4/16/2021	(9,272)
USD	302,362	GBP	223,409	Morgan Stanley Capital Services, Inc.	4/16/2021	(3,868)
USD	25,390,438	GBP	18,621,543	UBS AG	4/16/2021	(134,367)
USD	1,667,224	IDR	23,592,890,000	Barclays Bank PLC	2/16/2021	(12,401)
USD	7,121,642	NZD	9,932,000	JPMorgan Chase Bank N.A.	4/16/2021	(15,537)
USD	250,493	NZD	349,000	UBS AG	4/16/2021	(300)
USD	265,353	RUB	20,464,000	Goldman Sachs International	3/24/2021	(3,572)
						$(1,451,411)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Buxl 30 yr	Short	EUR	25	$6,713,966	March – 2021	$139,476
U.S. Treasury Bond	Short	USD	39	6,580,031	March – 2021	216,184
U.S. Treasury Note 10 yr	Short	USD	54	7,399,688	March – 2021	42,412
U.S. Treasury Note 2 yr	Long	USD	26	5,745,391	March – 2021	4,782
U.S. Treasury Ultra Bond	Short	USD	32	6,551,000	March – 2021	317,630
U.S. Treasury Ultra Note 10 yr	Short	USD	184	28,304,375	March – 2021	488,454
						$1,208,938
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	284	$46,613,669	March – 2021	$(703)
Euro-Bund 10 yr	Short	EUR	147	31,619,956	March – 2021	(13,106)
U.S. Treasury Note 5 yr	Short	USD	468	58,909,500	March – 2021	(5,318)
						$(19,127)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/25	EUR	1,200,000	Goldman Sachs International	1.00%/Quarterly	(1)	$6,125	$(48,160)	$(42,035)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Unibail-Rodamco, 1.375%, 3/09/2026, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is

Portfolio of Investments (unaudited) – continued
assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 Rating Agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
At January 31, 2021, the fund had cash collateral of $20,000 and other liquid securities with an aggregate value of $2,362,396 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$536,615,469	$2,223,777	$—	$538,839,246
Japan	6,183,809	79,801,487	—	85,985,296
Switzerland	58,721,285	17,724,384	—	76,445,669
United Kingdom	47,581,192	16,698,662	—	64,279,854
France	39,254,872	8,624,691	—	47,879,563
Canada	39,021,811	—	—	39,021,811
Germany	24,901,465	9,096,906	—	33,998,371
Netherlands	14,233,197	15,876,534	—	30,109,731
Taiwan	25,878,413	3,175,474	—	29,053,887
Other Countries	11,190,153	87,144,190	—	98,334,343
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	41,571,997	—	41,571,997
Non - U.S. Sovereign Debt	—	271,182,557	—	271,182,557
Municipal Bonds	—	8,562,173	—	8,562,173
U.S. Corporate Bonds	—	123,446,836	—	123,446,836
Residential Mortgage-Backed Securities	—	71,460,206	—	71,460,206
Commercial Mortgage-Backed Securities	—	5,091,397	—	5,091,397
Asset-Backed Securities (including CDOs)	—	5,362,230	—	5,362,230
Foreign Bonds	—	122,647,026	—	122,647,026
Purchased Currency Options	—	1,398,395	—	1,398,395
Mutual Funds	92,786,182	—	—	92,786,182
Total	$896,367,848	$891,088,922	$—	$1,787,456,770
Other Financial Instruments
Futures Contracts – Assets	$1,208,938	$—	$—	$1,208,938
Futures Contracts – Liabilities	(19,127)	—	—	(19,127)
Forward Foreign Currency Exchange Contracts – Assets	—	943,206	—	943,206
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,451,411)	—	(1,451,411)
Swap Agreements – Assets	—	(42,035)	—	(42,035)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$53,853,362	$236,999,723	$198,066,903	$—	$—	$92,786,182
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$17,664	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2021, are as follows:
United States	53.9%
Japan	7.3%
United Kingdom	6.8%
Switzerland	4.8%
France	4.4%
China	3.4%
Canada	2.5%
Netherlands	2.4%
Italy	2.4%
Other Countries	12.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.